COMMITMENTS AND CONTINGENCIES	2 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
6.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company did not have any lease commitments as of March 31, 2020.

Legal Matters

The Company may, from time to time, be involved in legal proceedings, regulatory actions, claims and litigation arising in the ordinary course of business. These matters are not expected to have a material adverse effect upon the Company’s financial statements. As of March 31, 2020, the Company was not a party to any pending or threatened legal proceedings.

Indemnification

Under the Operating Agreement, the Company has agreed to indemnify its Members, Manager and Officers, (collectively “Covered Persons”) for certain events or occurrences arising as a result of the Covered Persons serving in such capacity, that require the Company, subject to certain exceptions, to indemnify the Covered Persons to the fullest extent authorized or permitted by its Operating Agreement. The maximum potential amount of future payments that the Company could be required to make under these indemnification agreements is unlimited. At March 31, 2020, the Company has determined that the estimated fair value of these indemnification agreements is nominal and has therefore not recorded any liability with respect to these agreements at such date.

Impact of COVID-19 on the Company

The global outbreak of COVID-19 has led to severe disruptions in general economic activities, as businesses and governments have taken broad actions to mitigate this public health crisis. Although the Company has not experienced any significant disruption to its business to date, these conditions could significantly negatively impact the Company’s business in the future.

The extent to which the COVID-19 outbreak ultimately impacts the Company’s business, future revenues, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the outbreak, its severity and longevity, the actions to curtail the virus and treat its impact (including an effective vaccine), and how quickly and to what extent normal economic and operating conditions can resume. Even after the COVID-19 outbreak has subsided, the Company may be at risk of experiencing a significant impact to its business as a result of the global economic impact, including any economic downturn or recession that has occurred or may occur in the future.

Currently, capital markets have been disrupted by the crisis, as a result of which the availability, amount and type of financing available to the Company in the near future is uncertain and cannot be assured and is largely dependent upon evolving market conditions and other factors.

The Company intends to continue to monitor the situation and may adjust its current business plans as more information and guidance become available.